Financial risk management: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Apr. 08, 2022	Oct. 31, 2021	Sep. 30, 2021
Revenue From Regulated Services
Points to add interest rate	1.25%	1.25%
Closing foreign exchange rate	20.47	19.91	20.16
Foreign exchange gain (loss)	$ 119,800	$ 81,500
Receivables due from related parties		$ 197
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 128,000
Percentage of increase decrease in foreign exchange rate	5.00%	5.00%
BBVA Bancomer, S.A. New
Revenue From Regulated Services
Points to add interest rate					1.50%
BBVA Bancomer, S.A. New | Minimum
Revenue From Regulated Services
Points to add interest rate				1.40%
BBVA Bancomer, S.A. New | Maximum
Revenue From Regulated Services
Points to add interest rate				1.90%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Percentage of entity's revenue	55.50%	49.90%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000
Mexico
Revenue From Regulated Services
Points to add interest rate	7.00%	7.00%
Notes received pledged	$ 4,463	$ 185,140
Puerto Rico (Aerostar)
Revenue From Regulated Services
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 36,275
Colombia (Airplan)
Revenue From Regulated Services
Points to add interest rate	4.00%
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 1,575
Notes received pledged		$ 60,617